Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous current liabilities [abstract]
- Salaries and wages	$ 9,530	$ 10,185
- Royalties	5,043	2,321
- Accrued expenses	8,021	6,925
Other current liabilities	6,599	4,574
- Advances from customers	2,192	1,694
Other current liabilities	$ 31,385	$ 25,700